Basis of Presentation (Details) - USD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Foreign currency re-measurement loss	$ 1,000,000.0	$ 1,200,000	$ 300,000
Goodwill impairment loss	$ 0	$ 0	$ 0
Employee Stock Option
Share-based compensation arrangement by share-based payment award, award vesting period (Year)	5 years
Share-based compensation arrangement by share-based payment award, expiration period (Year)	7 years
PSU
Share-based compensation arrangement by share-based payment award, award vesting period (Year)	3 years
Share-based compensation arrangement by share-based payment award, expiration period (Year)	10 years
RSU
Share-based compensation arrangement by share-based payment award, award vesting period (Year)	3 years
Share-based compensation arrangement by share-based payment award, expiration period (Year)	10 years
DSU
Base annual fee, percent	50.00%
Leasehold improvements
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember
Equipment installed with customers
Property and equipment useful life (Year)	3 years
Minimum
Costs to obtain a contract with a customer, period of benefit including renewals (Year)	4 years
Cash settled restricted share units, vesting period (Year)	3 years
Minimum | Director's and officer's
Share-based compensation arrangement by share-based payment award, award vesting period (Year)	3 years
Minimum | Computer equipment and software
Property and equipment useful life (Year)	1 year
Minimum | Furniture and fixtures
Property and equipment useful life (Year)	3 years
Maximum
Costs to obtain a contract with a customer, period of benefit including renewals (Year)	6 years
Cash settled restricted share units, vesting period (Year)	5 years
Maximum | Director's and officer's
Share-based compensation arrangement by share-based payment award, award vesting period (Year)	5 years
Maximum | Computer equipment and software
Property and equipment useful life (Year)	13 years
Maximum | Furniture and fixtures
Property and equipment useful life (Year)	14 years
Customer agreements and relationships | Minimum
Acquired intangible assets estimated useful lives (Year)	2 years
Customer agreements and relationships | Maximum
Acquired intangible assets estimated useful lives (Year)	20 years
Existing technologies | Minimum
Acquired intangible assets estimated useful lives (Year)	4 years
Existing technologies | Maximum
Acquired intangible assets estimated useful lives (Year)	12 years
Trade names | Minimum
Acquired intangible assets estimated useful lives (Year)	3 years
Trade names | Maximum
Acquired intangible assets estimated useful lives (Year)	15 years
Non-compete covenants | Minimum
Acquired intangible assets estimated useful lives (Year)	2 years
Non-compete covenants | Maximum
Acquired intangible assets estimated useful lives (Year)	12 years